Long-term debt	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Long-term debt [text block]
16.	Long-term debt

Long-term debt is comprised of the following:

	Dec. 31, 2017	Dec. 31, 2016
Senior unsecured notes (a)	$987,903	$986,574
Equipment finance facility (b)	-	50,267
Senior secured revolving credit facilities (c)	-	202,075
Less: Unamortized transaction costs - revolving credit facilities (d)	(8,328)	(6,752)
	979,575	1,232,164
Less: current portion	-	(16,490)

	$979,575	$1,215,674

(a)	Senior unsecured notes

Balance, January 1, 2016	$917,329
Addition to Principal, net of transaction costs	987,671
Payments made	(920,000)
Change in fair value of embedded derivative (prepayment option)	(1,146)
Write-down of unamortized transaction costs	2,216
Accretion of transaction costs and premiums	504
Balance, December 31, 2016	$986,574
Transaction costs	(133)
Change in fair value of embedded derivative (prepayment option)	450
Accretion of transaction costs and premiums	1,012

Balance, December 31, 2017	$987,903

On December 12, 2016 and December 28, 2016, the Group redeemed for cash all of its outstanding $920,000 aggregate principal amount of 9.50% senior unsecured notes due 2020. The unamortized transaction costs of $2,216 were expensed upon extinguishment of the Group’s 9.50% senior unsecured notes.

On December 12, 2016, the Group completed an offering of $1,000,000 aggregate principal amount of senior notes in two series: (i) a series of 7.25% senior notes due 2023 in an aggregate principal amount of $400,000 and (ii) a series of 7.625% senior notes due 2025 in an aggregate principal amount of $600,000. The senior notes are guaranteed on a senior unsecured basis by substantially all of the Company’s subsidiaries, other than HudBay (BVI) Inc. and certain excluded subsidiaries, which include the Company’s subsidiaries that own an interest in the Rosemont project and any newly formed or acquired subsidiaries that primarily hold or may develop non-producing mineral assets that are in the pre-construction phase of development.

(b)	Equipment finance facility

Balance, January 1, 2016	$66,521
Transaction costs	(1,013)
Payments made	(16,490)
Accretion of transaction costs	1,249
Balance, December 31, 2016	$50,267
Transaction costs	(326)
Payments made	(54,364)
Write-down of unamortized transaction costs	3,552
Accretion of transaction costs	871

Balance, December 31, 2017	$-

The equipment finance facility is reflected in the consolidated balance sheets as follows:

	Dec. 31,	Dec. 31,
	2017	2016
Current	$-	$16,490
Non-current	-	33,777

	$-	$50,267

The equipment finance facility was repaid and extinguished during the third quarter of 2017 resulting in the write-down of unamortized transaction costs.

(c)	Senior secured revolving credit facilities

Balance, January 1, 2016	$297,075
Addition to Principal, net of transaction costs	65,000
Payments made	(160,000)
Balance, December 31, 2016	$202,075
Addition to Principal	25,000
Payments made	(227,075)

Balance, December 31, 2017	$-

On July 14, 2017, the Group entered into amendments to its two senior credit facilities to secure both facilities with substantially all of the Group’s assets other than assets related to the Rosemont project, amend the financial covenants, extend the maturity dates from March 31, 2019 to July 14, 2021 and reduce the interest rate from LIBOR plus 4.50% to LIBOR plus 3.00%, based on financial results for the twelve months ended June 30, 2017. The two facilities have substantially similar terms and conditions.

(d)	Unamortized transaction costs - revolving credit facilities

Balance, January 1, 2016	$6,045
Accretion of transaction costs	(4,272)
New transaction costs	4,979
Balance, December 31, 2016	$6,752
Accretion of transaction costs	(3,291)
New transaction costs	4,867

Balance, December 31, 2017	$8,328